RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of amount due from related parties

		As of December 31,
Name	Relationship with the Group	2020	2021
		US$	US$
Amounts due from related parties:
Alphalion Technology Holding Limited and its affiliates ("Alphalion Group") (1)	Long-term available-for-sale investee	1,032,211	1,046,190
Fast Connection Limited (2)	Entity controlled by a principal shareholder of the Company	1,500,000	—
Ocean Joy and its subsidiary (3)	Equity method investee	1,044,738	—
Individual directors and executive officers (4)	Directors or officers of the Group	1,488,273	1,901,681
Subtotal		5,065,222	2,947,871

Receivables from brokers, dealers, and clearing organizations:
Interactive Brokers LLC (5)	Under common control with a principal shareholder of the Company	761,681,403	804,639,024
Ocean Joy and its subsidiary (6)	Equity method investee	2,637,529	—
Subtotal		764,318,932	804,639,024

(1)	The amount represents short-term, interest-free loans provided to Alphalion Group to facilitate its daily operational cash flow needs and prepaid IT service fee as of December 31, 2020 and 2021.
(2)

The amount represents the Group's prepaid consulting fee to Fast Connection Limited as of December 31, 2020. Because of the resignation of the director assigned by a principal shareholder of the Company which can control Fast Connection Limited in the beginning of 2021, Fast Connection Limited was no longer considered a related party in 2021.

(3)

The amounts of US$386,940(HKD3,000,000) and US$657,798(HKD5,100,000) represent short-term, interest-free loans provided to Ocean Joy and its subsidiary to facilitate their daily operational cash flow needs as of December 31, 2020. In October 2021, the Company completed the acquisition of Ocean Joy.

(4)

The Group provided brokerage services and margin loans to its individual directors and executive officers and their spouses during its ordinary courses of business. The amounts represent receivables from directors and executive officers of the Group as of December 31, 2020 and 2021 respectively.

(5)	The amount represents the Group’s customer deposit, revenue receivables and securities lending transactions from the Company's trade execution partner and principal shareholder, Interactive Brokers.
(6)	The amount represents the Group’s customer deposit and revenue receivables deposited in Tiger Brokers HK as the execution partner.

		As of December 31,
Name	Relationship with the Group	2020	2021
		US$	US$
Payables to brokers, dealers and clearing organizations-Related parties:
Interactive Brokers LLC (7)	Under common control with a principal shareholder of the Company	218,563,624	170,338,199
Ocean Joy and its subsidiary (8)	Equity method investee	10,496	—
Subtotal		218,574,120	170,338,199

Amount due to related parties:
Individual directors and executive officers (9)	Directors or officers of the Group	—	2,039,287
Subtotal		—	2,039,287

Convertible bonds -Related parties:
Xiaomi Corporation and its affiliates (10)	Principal shareholder of the Company	—	25,330,766
Subtotal		—	25,330,766
(7)	The amount represents the Group’s margin and cash collaterals received from securities borrowing transactions for the Company's trade execution partner and principal shareholder, Interactive Brokers.
(8)	The amount represents the Group’s service fee payables to Ocean Joy Holdings Limited and its subsidiary.
(9)	The amounts represent the cash account balance of directors and executive officers.
(10)	The amount represents the convertible bonds balance issued to Xiaomi Corporation and its affiliates.

15.	RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Transactions with related parties:

		For the years ended December 31,
Name	Relationship with the Group	2019	2020	2021
		US$	US$	US$
Xiaomi Corporation and its affiliates (11)	Principal shareholder of the Company	(517,134)	(397,590)	—
Alphalion Group (12)	Long-term available-for-sale investee	617,500	—	(94,333)
Fast Connection Limited (13)	Entity controlled by a principal shareholder of the Company	—	(700,000)	—
Ocean Joy and its subsidiary (14)	Equity method investee	—	16,173	28,350
Ocean Joy and its subsidiary (15)	Equity method investee	—	(51,446)	(686,576)
Interactive Brokers LLC (16)	Under common control with a principal shareholder of the Company	38,089,982	62,704,986	73,293,370
Interactive Brokers LLC (17)	Under common control with a principal shareholder of the Company	(2,102,385)	(7,099,254)	(16,823,850)
Guangzhou 88(18)	Entity controlled by management of the Company’s subsidiary	(755,524)	—	—
Individual directors and executive officers (19)	Directors or officers of the Group		79,949	138,661
Xiaomi Corporation and its affiliates (20)	Principal shareholder of the Company	—	—	2,860,123
Xiaomi Corporation and its affiliates (21)	Principal shareholder of the Company	—	—	(350,519)

(11)	The amounts represent the purchase of marketing services from Xiaomi Corporation and its affiliates for the years ended December 31, 2019, 2020 and 2021, respectively.
(12)

The amounts represent the sale of a Group's subsidiary to Alphalion Group for a gain of US$617,500 in 2019 with a consideration for the sale of US$106,105 and purchase of IT services from Alphalion Group in 2021.

(13)

The amounts represent consulting fees paid to Fast Connection Limited for the years ended December 31, 2019, 2020, respectively. Because of the resignation of the director assigned by a principal shareholder of the Company which can control Fast Connection Limited in the beginning of 2021, Fast Connection Limited was no longer considered a related party in 2021.

(14)	The amounts represent the commissions and interest income earned from Tiger Brokers HK for periods from June to December of 2020 and January to October of 2021.
(15)	The amounts represent the execution and clearing fees paid to Tiger Brokers HK for periods from June to December of 2020 and January to October of 2021.
15.	RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Transactions with related parties: (Continued)

(16)

The amounts represent the commissions, financing service fees, interest income and other revenues earned from Interactive Brokers for the years ended December 31, 2019, 2020 and 2021, respectively, netting off interest expense incurred from margin, security borrowing and lending business.

(17)	The amounts represent the execution and clearing fees paid to Interactive Brokers for the years ended December 31, 2019, 2020 and 2021, respectively.
(18)

The amounts represent the Company's impairment loss on equity investment in Guangzhou 88. The Company has converted its short-term, interest-free loans provided to Guangzhou 88 into equity interests and measured at long-term equity securities without readily determinable fair value. Guangzhou 88 was a software development company that principally engaged in providing investor events information. In the year of 2019, the equity investment was fully impaired due to the operating difficulties of Guangzhou 88 which subsequently dissolved in February 2020.

(19)

The amounts represent the commissions and interest income earned by providing brokerage services and margin loans to the individual directors and executive officers during its ordinary courses of business for the years ended December 31, 2019, 2020 and 2021, respectively.

(20)	The amount represents the changes in the fair value of the convertible bonds issued to Xiaomi Corporation and its affiliates during the year (Note 9)
(21)

The amount represents the interest expense of the convertible bonds issued to Xiaomi Corporation and its affiliates accreted at an effective interest rate of 5.4% for the year ended December 31, 2021 (Note 9).